Invested Assets and Investment Income - Equity Method Accounted Invested Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Carrying value	$ 13,057	$ 12,756
% of total	100.00%	100.00%
Leveraged leases
Disclosure of financial assets [line items]
Carrying value	$ 4,266	$ 4,300
% of total	33.00%	34.00%
Infrastructure
Disclosure of financial assets [line items]
Carrying value	$ 5,132	$ 4,848
% of total	39.00%	38.00%
Timber and agriculture
Disclosure of financial assets [line items]
Carrying value	$ 847	$ 837
% of total	6.00%	7.00%
Real estate
Disclosure of financial assets [line items]
Carrying value	$ 2,168	$ 2,098
% of total	17.00%	16.00%
Other
Disclosure of financial assets [line items]
Carrying value	$ 644	$ 673
% of total	5.00%	5.00%